Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,592,547	$ 2,195,005
Less: allowance for credit losses	(557,315)	(546,933)	$ (562,106)
Accounts receivable, net	$ 2,035,232	$ 1,648,073